SCHEDULE OF AMOUNTS RECOGNIZED IN THE CONSOLIDATED BALANCE SHEET (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating leases:
Operating lease right-of-use assets (non-current)	$ 29,970
Current portion of operating lease liabilities	6,263
Operating lease liabilities (non-current)	25,051
Finance leases:
Property, plant and equipment, net (non-current)	$ 7,176
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net (Note 9)
Other current liabilities	$ 2,268
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities
Other liabilities (not current)	$ 192
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities